Nature of Operations (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Nov. 29, 2019 USD ($)	Oct. 11, 2019 shares	Jul. 01, 2019 USD ($) shares	Nov. 30, 2019	Nov. 30, 2021 USD ($) businessLine segment	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($)	Dec. 01, 2021 USD ($)	Oct. 31, 2019	Oct. 10, 2019	Jun. 30, 2019	Nov. 30, 2018
Schedule of Equity Method Investments [Line Items]
Distributions from associated companies					$ 115,381	$ 64,493	$ 467,157
Number of shares authorized to be repurchased (in shares) | shares			9,250,000
Operating Segments | Merchant Banking and Asset Management
Schedule of Equity Method Investments [Line Items]
Net Assets								$ 477,000
Operating Segments | Merchant Banking
Schedule of Equity Method Investments [Line Items]
Net Assets								194,000
Operating Segments | Investment Banking and Capital Markets
Schedule of Equity Method Investments [Line Items]
Net Assets								139,000
Operating Segments | Asset Management
Schedule of Equity Method Investments [Line Items]
Net Assets								55,000
HomeFed
Schedule of Equity Method Investments [Line Items]
Stock issued related to acquisition (in shares) | shares			9,300,000
Stock issued related to acquisition			$ 178,800
Total fair value allocated in acquisition			596,400
Cash recorded in acquisition			101,700
Real estate recorded in acquisition			413,200
Investments in associated companies in acquisition			198,300
Deferred tax assets recorded in acquisition			37,400
Goodwill and intangibles recorded in acquisition			15,300
Other assets recorded in acquisition			6,600
Long-term debt recorded in acquisition			125,500
Payables, expense accruals and other liabilities recorded in acquisition			46,700
Noncontrolling interests recorded in acquisition			3,900
Additional goodwill generated by the establishment of deferred tax liabilities			32,400
Deferred tax liabilities established in acquisition			$ 32,400
Estimated useful lives for intangibles acquired			4 years
Pre-tax gain recognized on acquisition							72,100
HomeFed
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%
Idaho Timber
Schedule of Equity Method Investments [Line Items]
Ownership percentage					100.00%
Vitesse Energy, LLC
Schedule of Equity Method Investments [Line Items]
Ownership percentage					97.00%
National Beef | Disposal group, disposed of by sale, not discontinued operations
Schedule of Equity Method Investments [Line Items]
Percentage of equity interest sold	31.00%			31.00%
Cash received from sale of subsidiary	$ 970,000
Proceeds from sale of associated companies	790,600
Distributions from associated companies	$ 179,400
Pre-tax gain recognized as result of sale							$ 205,000
Berkadia
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
National Beef
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage									31.00%
Spectrum Brands
Schedule of Equity Method Investments [Line Items]
Ownership percentage										15.00%		15.00%
Dividend distribution (in shares) | shares		7,514,477
Linkem
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					42.00%
Redemption value of convertible preferred stock					$ 107,600
Percentage of ownership upon conversion of preferred shares					56.00%
Percentage of total voting securities					48.00%
HomeFed
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage			70.00%								70.00%
Ownership percentage			100.00%
Number of shares issued per common stock of acquiree			2
Investment in FXCM
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
Senior secured term loan receivable					$ 71,600
Foursight Capital | Operating Segments | Investment Banking and Capital Markets
Schedule of Equity Method Investments [Line Items]
Net Assets								$ 48,000
Jefferies Group
Schedule of Equity Method Investments [Line Items]
Number of reportable segments | segment					2
Jefferies Finance | Jefferies Finance
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
Number of business lines | businessLine					2
Berkadia | Berkadia
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage					50.00%
FXCM
Schedule of Equity Method Investments [Line Items]
Senior secured term loan receivable					$ 71,600